CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF EQUITY
Tax benefit on issuance of shares under employee stock purchase plan and option plans and stock-based compensation	$ 2,252	$ 5,532	$ 5,112